VANECK ENVIRONMENTAL SUSTAINABILITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 90.8%
Brazil : 0.4%
Yara International ASA (NOK) 470 $ 14,903
Underline
British Virgin Islands : 0.0%
Talon Metals Corp. (CAD) * 12,050 1,201
Underline
Canada : 0.6%
Ballard Power Systems, Inc.
(USD) * 1,900 5,282
Maple Leaf Foods, Inc. 1,040 17,052
22,334
China : 5.2%
BYD Co. Ltd. (HKD) 4,500 115,223
Contemporary Amperex
Technology Co. Ltd. 1,800 46,835
Flat Glass Group Co. Ltd.
(HKD) 12,000 29,209
191,267
Denmark : 5.0%
Novonesis (Novozymes) B 1,030 60,586
Orsted AS 144A * 840 46,938
Vestas Wind Systems A/S * 2,800 78,102
185,626
France : 7.6%
Cie de Saint-Gobain SA 440 34,150
Engie SA 6,800 113,950
Legrand SA 520 55,066
Nexans SA 730 76,315
279,481
Germany : 3.4%
Infineon Technologies AG 3,710 126,161
Underline
Ireland : 0.5%
Kerry Group Plc 230 19,987
Underline
Isle of Man : 0.0%
Agronomics Ltd. * 14,600 1,622
Underline
Italy : 1.4%
Enel SpA 7,600 50,171
Underline
Japan : 3.0%
Keyence Corp. 240 111,423
Underline
Netherlands : 1.3%
OCI NV 1,780 48,788
Underline
South Korea : 3.4%
LG Energy Solution Ltd. * 240 71,496
Samsung SDI Co. Ltd. 160 56,745
128,241
Spain : 1.2%
Avangrid, Inc. (USD) 950 34,618
Soltec Power Holdings SA * 4,800 11,613
46,231
Sweden : 4.3%
Atlas Copco AB 8,400 141,863
Oatly Group AB (ADR) * 12,650 14,295
156,158
Switzerland : 0.8%
Givaudan SA 7 31,162
Underline
Number
of Shares Value
United States : 52.7%
Arcadium Lithium Plc * 12,411 $ 53,491
Array Technologies, Inc. * 4,550 67,841
Ball Corp. 1,100 74,096
Beyond Meat, Inc. * 340 2,815
Bloom Energy Corp. * 1,900 21,356
Bunge Global SA 490 50,235
CF Industries Holdings, Inc. 660 54,919
Clean Harbors, Inc. * 250 50,328
Corteva, Inc. 340 19,608
Deere & Co. 400 164,295
Enphase Energy, Inc. * 260 31,455
Generac Holdings, Inc. * 310 39,103
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. 3,235 91,874
Ingredion, Inc. 210 24,539
International Flavors &
Fragrances, Inc. 190 16,338
John Bean Technologies
Corp. 110 11,538
Li-Cycle Holdings Corp. * 2,760 2,843
Lindsay Corp. 150 17,649
MasTec, Inc. * 410 38,233
MP Materials Corp. * 3,290 47,047
NextEra Energy Partners LP 730 21,958
Ormat Technologies, Inc. 1,150 76,119
Pentair Plc 990 84,586
Plug Power, Inc. * 1,300 4,472
Quanta Services, Inc. 1,330 345,533
Republic Services, Inc. 690 132,094
Teradyne, Inc. 640 72,211
Tesla, Inc. * 360 63,284
TPI Composites, Inc. * 2,500 7,275
Trimble, Inc. * 1,800 115,848
Xylem, Inc. 1,000 129,240
1,932,223
Total Common Stocks
(Cost: $4,030,679) 3,346,979
MASTER LIMITED PARTNERSHIP : 0.8%
(Cost: $45,048)
Canada : 0.8%
Brookfield Renewable
Partners LP (USD) 1,200 27,876
Underline
MONEY MARKET FUND : 9.1%
(Cost: $333,780)
Invesco Treasury Portfolio -
Institutional Class 333,780 333,780
Underline
Total Investments: 100.7%
(Cost: $4,409,507) 3,708,635
Liabilities in excess of other assets: (0.7)% (23,975)
NET ASSETS: 100.0% $ 3,684,660

VANECK ENVIRONMENTAL SUSTAINABILITY FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
HKD Hong Kong Dollar
NOK Norwegian Krone
USD United States Dollar
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $46,938, or 1.3% of net assets.